Investments in Associates and Joint Ventures - Movement of Investments in Associates and Joint Ventures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in subsidiaries, joint ventures and associates [abstract]
Investment in associates and joint ventures, beginning balance	¥ 161,472	¥ 119,766
Change of the cost	34,229	37,110
Share of profit or loss	7,745	7,143	¥ 5,855
Declared dividends	(2,903)	(1,862)
Other equity movements	1,118	(685)
Investment in associates and joint ventures, ending balance	¥ 201,661	¥ 161,472	¥ 119,766